ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 60.1%

Agriculture – 17.7%
Village Farms International, Inc. (Canada)(a)	2,568,688	$8,039,993

Distributors – 11.8%
High Tide, Inc. (Canada)(a)	1,475,990	5,357,844

Pharmaceuticals – 29.9%
Aurora Cannabis, Inc. (Canada)(a)(b)	190,380	1,134,665
Cannara Biotech, Inc. (Canada)(a)	221,700	283,618
Canopy Growth Corp. (Canada)(a)	322,162	470,356
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	557,388	596,405
Charlottes Web Holdings, Inc.(a)(b)	2,039,555	344,470
Cronos Group, Inc. (Canada)(a)	816,068	2,268,669
Fluent Corp.(a)	6,194,547	305,391
IM Cannabis Corp. (Canada)(a)	104,875	201,360
Intercure Ltd. (Israel)(a)	108,884	178,570
Jazz Pharmaceuticals PLC(a)	5,140	677,452
Organigram Global, Inc. (Canada)(a)	1,052,394	2,136,360
PharmaCielo Ltd. (Canada)(a)	343,171	11,099
Rubicon Organics, Inc. (Canada)(a)	1,557,035	679,023
SNDL, Inc. (Canada)(a)	1,124,332	3,013,210
Tilray Brands, Inc. (Canada)(a)(b)	711,535	1,230,956
Total Pharmaceuticals		13,531,604

REITS – 0.7%
Chicago Atlantic Real Estate Finance, Inc.	26,233	335,520

Total Common Stocks (Cost $46,818,758)		27,264,961

EXCHANGE TRADED FUND – 39.7%

Equity Fund – 39.7%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $38,980,154)	3,759,493	18,007,971

MONEY MARKET FUNDS – 5.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(c)	128,147	128,147
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.09%(c)(d)	2,223,114	2,223,114
Total Money Market Funds (Cost $2,351,261)		2,351,261

Total Investments – 105.0% (Cost $88,150,173)		47,624,193
Liabilities in Excess of Other Assets – (5.0%)		(2,254,649)
Net Assets – 100.0%		$45,369,544

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,165,827; the aggregate market value of the collateral held by the fund is $2,414,488. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $191,374.
(c)	Rate shown reflects the 7-day yield as of September 30, 2025.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,253,862	$11,099	$–	$27,264,961
Exchange Traded Fund	18,007,971	–	–	18,007,971
Money Market Funds	2,351,261	–	–	2,351,261
Total	$47,613,094	$11,099	$–	$47,624,193

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	17.7%
Distributors	11.8
Equity Fund	39.7
Pharmaceuticals	29.9
REITS	0.7
Money Market Funds	5.2
Total Investments	105.0
Liabilities in Excess of Other Assets	(5.0)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2025	Value at 9/30/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$7,855,378	$1,345,905	$(40)	$40	$8,806,688	3,759,493	$18,007,971	$–